Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended		78 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Commitments And Contingencies [Line Items]
Rent expense	$ 550,000.0	$ 476,000.0	$ 3,000,000